PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details Narrative) - CNY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	¥ 8.2	¥ 9.6	¥ 12.3